Income taxes (Details 5) - USD ($) $ in Thousands	Dec. 31, 2040	Dec. 31, 2039	Dec. 31, 2038	Dec. 31, 2037	Dec. 31, 2036	Dec. 31, 2035	Dec. 31, 2034	Dec. 31, 2033	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating loss-carryforward	$ 0	$ 221	$ 0	$ 159	$ 0	$ 247	$ 141	$ 181	$ 168	$ 123	$ 25	$ 32	$ 91	$ 443	$ 5,666	$ 10,167	$ 4,041	$ 13,274	$ 8,839	$ 8,331	$ 1,332
USA
Operating loss-carryforward	0	221	0	159	0	247	0	0	89	54	2	9	91	0	0	0	0	0	0	0	0
Switzerland
Operating loss-carryforward	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5,376	9,789	4,041	6,877	6,519	8,123	441
Spain
Operating loss-carryforward	0	0	0	0	0	0	141	181	79	69	23	23	0	0	0	0	0	1,227	1,197	206	0
France
Operating loss-carryforward	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5,170	1,121	0	860
UK
Operating loss-carryforward	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2	2	31
India
Operating loss-carryforward	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 443	$ 290	$ 378	$ 0	$ 0	$ 0	$ 0	$ 0